Unaudited Interim Condensed Consolidated Statements of Cash Flow - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (13,287)		$ (4,771)	$ (14,888)		$ (12,688)	$ (15,509)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	618		691	1,362		1,418	2,870
Loss from inventory reduction	1,399
Loss from disposal equipment						579
Impairment of goodwill						2,844
Change in fair value of derivative liabilities	(10,581)		(423)	(311)		(240)	(331)
Revaluation of restricted deposit						5	(3)
Share based compensation	8,255		(3)	648		2,872	1,562
Forgiveness of PPP loan						(873)
Accrued interest of long-term loans	(2)		81	89		107	97
Change in fair value of convertible debenture and financial liability	(1,277)		794
Total adjustments	(1,588)		1,156
Changes in deferred taxes				(5)		(18)	(369)
Change in fair value of convertible securities				3,677		289	2,452
(Increase) Decrease in trade receivable	(59)		45	210		(161)	149
Decrease in other accounts receivable	18		493	(180)		(697)	267
(Increase) Decrease in inventories	(3,382)		44	(265)		288	977
Increase in trade payables	1,123		196	(1,736)		739	940
Increase in other accounts payable	746		1,650	(129)		591	(280)
Accrued interest on loan from controlling shareholder			23
Change in restricted deposit	1		1
Total assets and liabilities	(1,553)		2,452
Accrued interest on loans from major shareholder						298	868
Capital loss from sale of fixed assets			16	16
Financial expenses, net				18			1
Exchange rate differences							12
Net cash used in operating activities	(16,428)		(1,163)	(11,494)		(4,647)	(6,297)
Proceeds from sale of fixed assets			66
Deposit in restricted deposit	(9)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(1,791)			(550)		(507)	(429)
Purchase of other assets						(30)
Proceeds from sales of property, plant and equipment				66
Withdrawal of restricted deposit				467		82
Net cash used in / provided by investing activities	(1,800)		66	(17)		(455)	(429)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of shares and warrants, net				13,417		8,992
Change in short term bank credit							93
Receipts (repayment) of short-term loan from major shareholder, net				(272)		143	4,889
Issuance of convertible securities and warrants				5,750		350
Receipts of long-term loans from bank				89		873	1,337
Issuance of ordinary shares, net	3,460		13,414
Loan received from controlling shareholder			347
Purchase of Treasury shares	(121)
Principal paid on lease liabilities	(168)		(189)	(357)		(529)	(434)
Repayment of convertible securities and financial liability				(536)		(3,967)
Changes in short term bank credit						(93)
Repayment of loans	(14)		(123)	(824)		(389)	(1,781)
(Repayment (issuance of convertible debenture	(5,921)		343
Issuance of derivative liabilities	16,467		407
Net cash provided by financing activities	13,703		14,199	17,267		5,380	4,104
Increase (decrease) in cash and cash equivalents	(4,525)		13,102	5,756		278	(2,622)
Effects of exchange rate changes on cash and cash equivalents							(12)
Cash and cash equivalents at beginning of the period	6,034	[1]	278	278			2,634
Cash and cash equivalents at the end of the period	1,509		13,380	6,034	[1]	278
Interest	5			143		557	144
Tax	12						2
Conversion of convertible loan and loans into shares and warrants				960		801	785
Convertible securities - classification into convertible financial liability	692			648
Conversion of loans into shares			959
Conversion of loan from major shareholder into shares						6,950	5,315
Recognition of right of use assets and lease liabilities	1,117			316
Purchase of property, plant and equipment	5						9
Share issuance related to exercise of pre-funded warrants	$ 3,265
Convertible securities - classification into financial debt							$ 1,923

[1]	The December 31, 2021, balances were derived from the Company’s audited annual financial statements.